  As filed with the Securities and Exchange Commission on September 25, 2001

================================================================================

                                                     1933 Act File No. 333-58700

                                                     1940 Act File No. 811-09453


                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   Form N-2

                       (Check appropriate box or boxes)


[_]  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[X]  Pre-Effective Amendment No. 3
[ ]  Post-Effective Amendment No. _

          and

[_]  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X]  Amendment No. 3



               Nuveen Michigan Dividend Advantage Municipal Fund
         Exact Name of Registrant as Specified in Declaration of Trust
                333 West Wacker Drive, Chicago, Illinois 60606
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)
                                (800) 257-8787
              Registrant's Telephone Number, including Area Code

                             Gifford R. Zimmerman
                         Vice President and Secretary
                             333 West Wacker Drive
                            Chicago, Illinois 60606
 Name and Address (Number, Street, City, State, Zip Code) of Agent for Service
                         Copies of Communications to:

   Stacy H. Winick            Thomas S. Harman              Sarah E. Cogan
Bell, Boyd & Lloyd LLC   Morgan, Lewis & Bockius LLP  Simpson Thacher & Bartlett
  70 W. Madison St.          1800 M Street, N.W.          425 Lexington Ave.
  Chicago, IL 60602        Washington, D.C.  20036        New York, NY 10017

                 Approximate Date of Proposed Public Offering:

 As soon as practicable after the effective date of this Registration Statement

                             --------------------

     If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

     It is proposed that this filing will become effective (check appropriate box)

     [X] when declared effective pursuant to section 8(c).

                             --------------------

       CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933



===================================================================================================================================
                                                                                     Proposed Maximum
      Title of Securities Being          Amount            Proposed Maximum         Aggregate Offering            Amount of
             Registered             Being Registered    Offering Price Per Unit         Price (1)            Registration Fee (2)
-----------------------------------------------------------------------------------------------------------------------------------
Common Shares, $0.01 par value     2,300,000 Shares             $15.00                   $ 34,500,000              $ 8,625
===================================================================================================================================


(1) Estimated solely for the purpose of calculating the registration fee.

(2) All of which has already been paid.

     The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

================================================================================

                               EXPLANATORY NOTE

This Pre-effective Amendment No. 3 to the Registrant's Registration Statement on Form N-2 amends Part C to the Registration Statement and files exhibits. No changes to the prospectus or statement of additional information included in Pre-effective Amendment No. 2 are affected hereby.

                           PART C - OTHER INFORMATION

Item 24: Financial Statements and Exhibits

     1.  Financial Statements:

     Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act are filed with this Pre-effective Amendment to the Registration Statement.

     2.  Exhibits:


a. Declaration of Trust dated June 1, 1999. Filed on April 11, 2001 as Exhibit a to Registrant's Registration Statement on Form N-2 (File No. 333-58700) and incorporated herein by reference.*

b. By-Laws of Registrant. Filed on April 11, 2001 as Exhibit b to Registrant's Registration Statement on Form N-2 (File No. 333-58700) and incorporated herein by reference.*

c.   None.

d. Form of Share Certificate. Filed on August 16, 2001 as Exhibit d to Pre-effective Amendment No. 1 to Registrant's Registration Statement on Form N-2 (File No. 333-58700) and incorporated herein by reference.*

e. Terms and Conditions of the Dividend Reinvestment Plan. Filed on August 16, 2001 as Exhibit e to Pre-effective Amendment No. 1 to Registrant's Registration Statement on Form N-2 (File No. 333-58700) and incorporated herein by reference.*

f.   None.

g. Investment Management Agreement between Registrant and Nuveen Advisory Corp. dated August 2, 2001. Filed on September 24, 2001 as Exhibit g to Pre-effective Amendment No. 2 to Registrant's Registration Statement on Form N-2 (File No. 333-58700) and incorporated herein by reference.*

h.1 Form of Underwriting Agreement. Filed on September 24, 2001 as Exhibit h.1 to Pre-effective Amendment No. 2 to Registrant's Registration Statement on Form N-2 (File No. 333-58700) and incorporated herein by reference.*

h.2 Form of Master Selected Dealer Agreement. Filed on September 24, 2001 as Exhibit h.2 to Pre-effective Amendment No. 2 to Registrant's Registration Statement on Form N-2 (File No. 333-58700) and incorporated herein by reference.*

h.3 Form of Master Agreement Among Underwriters. Filed on September 24, 2001 as Exhibit h.3 to Pre-effective Amendment No. 2 to Registrant's Registration Statement on Form N-2 (File No. 333-58700) and incorporated herein by reference.*

h.4 Form of Dealer Letter Agreement. Filed on September 24, 2001 as Exhibit h.4 to Pre-effective Amendment No. 2 to Registrant's Registration Statement on Form N-2 (File No. 333-58700) and incorporated herein by reference.*


i. Nuveen Open-End and Closed-End Funds Deferred Compensation Plan for Independent Directors and Trustees. Filed on August 16, 2001 as Exhibit i to Pre-effective Amendment No. 1 to Registrant's Registration Statement on Form N-2 (File No. 333-58700) and incorporated herein by reference.*

j.   Exchange Traded Fund Custody Agreement between Registrant and The
     Chase Manhattan Bank dated September 7, 2001. Filed on September 24, 2001 as Exhibit j to Pre-effective Amendment No. 2 to Registrant's Registration Statement on Form N-2 (File No. 333-58700) and incorporated herein by reference.*

k.1 Shareholder Transfer Agency Agreement between Registrant and Chase Manhattan Bank dated September 7, 2001. Filed on September 24, 2001 as Exhibit k.1 to Pre-effective Amendment No. 2 to Registrant's Registration Statement on Form N-2 (File No. 333-58700) and incorporated herein by reference.*

k.2 Expense Reimbursement Agreement between Registrant and Nuveen Advisory Corp. dated August 2, 2001. Filed on September 24, 2001 as Exhibit k.2 to Pre-effective Amendment No. 2 to Registrant's Registration Statement on Form N-2 (File No. 333-58700) and incorporated herein by reference.*

l.1 Opinion and consent of Bell, Boyd & Lloyd LLC. Filed August 16, 2001 as Exhibit l.1 to Pre-effective Amendment No. 1 to Registrant's Registration Statement on Form N-2 (File No. 333-58700) and incorporated herein by reference.*

l.2 Opinion and consent of Bingham Dana LLP. Filed on August 16, 20001 as Exhibit l.2 to Pre-effective Amendment No. 1 to Registrant's Registration Statement on Form N-2 (File No. 333-58700) and incorporated herein by reference.*

l.3  Consent of Bell, Boyd & Lloyd LLC.

l.4  Consent of Bingham Dana LLP.

m.   None.

n.   Consent of Ernst & Young LLP.

o.   None.

p. Subscription Agreement of Nuveen Advisory Corp. dated September 6, 2001. Filed on September 24, 2001 as Exhibit p to Pre-effective Amendment No. 2 to Registrant's Registration Statement on Form N-2 (File No. 333-58700) and incorporated herein by reference.*


q.   None.

r.1 Code of Ethics of Nuveen Advisory Corp. Filed on August 16, 2001 as Exhibit r.1 to Pre-effective Amendment No. 1 to Registrant's Registration Statement on Form N-2 (File No. 333-58700) and incorporated herein by reference.*

r.2 Code of Ethics of Salomon Smith Barney Inc. Filed on August 16, 2001 as Exhibit r.2 to Pre-effective Amendment No. 1 to Registrant's Registration Statement on Form N-2 (File No. 333-58700) and incorporated herein by reference.*

s.   Powers of Attorney.
___________________

* Previously filed.


Item 25: Marketing Arrangements

See Sections 2, 3 and 5(n) of the Underwriting Agreement previously filed as Exhibit h.1 to this Registration Statement.

See the Introductory Paragraph of the Form of Master Selected Dealer Agreement previously filed as Exhibit h.2 to this Registration Statement.

See Introductory Paragraphs and Sections 1, 3, 5, 6 and 7 of the Form of Master Agreement Among Underwriters previously filed as Exhibit h.3 to this Registration Statement.

See Paragraph e of the Form of Dealer Letter Agreement between Nuveen and the Underwriters previously filed as Exhibit h.4 to this Registration
Statement.


Item 26: Other Expenses of Issuance and Distribution


     Securities and Exchange Commission fees                        $  9,375*
     National Association of Securities Dealers, Inc. fees             4,250*
     Printing and engraving expenses                                 126,000*
     Legal Fees                                                       30,000*
     American Stock Exchange listing fees                              5,000*
     Accounting expenses                                               6,200*
     Blue Sky filing fees and expenses                                 9,500*
     Transfer agent fees                                                   0*
     Miscellaneous expenses                                           12,875*
                                                                    ---------
          Total                                                     $203,200*
                                                                    =========

------------

     *Nuveen Advisory has contractually agreed to reimburse the Fund for fees and expenses in the amount of .30% of average daily net assets for the first 5 full years of the Fund's operations, .25% of average daily net assets in year 6,
 .20% in year 7, .15% in year 8, .10% in year 9 and .05% in year 10. Without the reimbursement, "Total Net Annual Expenses" would be estimated to be 1.38% of average daily net assets attributable to Common Shares and .90% of average daily net assets. Nuveen has agreed to pay (i) all organizational expenses and (ii) offering costs (other than sales load) that exceed $0.03 per Common Share (.20% of offering price).

Item 27: Persons Controlled by or under Common Control with Registrant

     Not applicable.

Item 28: Number of Holders of Securities

     At September 25, 2001

                                                            Number of
                  Title of Class                         Record Holders
                  --------------                         --------------
       Common Shares, $0.01 par value                            1

Item 29: Indemnification

     Section 4 of Article XII of the Registrant's Declaration of Trust provides as follows:

     Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

     No indemnification shall be provided hereunder to a Covered Person:

(a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

(c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

          (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

          (ii)  by written opinion of independent legal counsel.

     The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

     Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4, provided that either:

     (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

     (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

     As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustee, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

     As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     The trustees and officers of the Registrant are covered by Investment Trust Errors and Omission policies in the aggregate amount of $20,000,000 (with a maximum deductible of $500,000) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involve willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she had reasonable cause to believe this conduct was unlawful).

     Section 8 of the Underwriting Agreement filed as Exhibit h.1 to this Registration Statement provides for each of the parties thereto, including the Registrant and the Underwriters, to indemnify the others, their trustees, directors, certain of their officers, trustees, directors and persons who control them against certain liabilities in connection with the offering described herein, including liabilities under the federal securities laws.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities
Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 30: Business and Other Connections of Investment Adviser

     Nuveen Advisory Corp. serves as investment adviser to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV and Nuveen Municipal Trust. Nuveen Advisory Corp. also serves as investment adviser to the following closed-end management type investment companies other than the Registrant: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen New York Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund,

Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Insured New York Premium Income Municipal Fund 2, Nuveen Michigan Premium Income Municipal Fund 2, Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen New York Dividend Advantage Municipal Fund, Nuveen California Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund, Nuveen Connecticut Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund, Nuveen Massachusetts Dividend Advantage Municipal Fund, Nuveen North Carolina Dividend Advantage Municipal Fund, Nuveen
Virginia Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 2, Nuveen California Dividend Advantage Municipal Fund 2, Nuveen New York Dividend Advantage Municipal Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund, Nuveen Ohio Dividend Advantage Municipal Fund, and Nuveen Pennsylvania Dividend Advantage Municipal Fund. Nuveen Advisory Corp. has no other clients or business at the present time. For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer of the investment adviser has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management of the Fund" in Part A of this Registration Statement.

Item 31: Location of Accounts and Records

     Nuveen Advisory Corp., 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholders meetings and contracts of the Registrant and all advisory material of the investment adviser.

     The Chase Manhattan Bank, P.O. Box 660086, Dallas, Texas 75266-0086, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Advisory Corp.

Item 32: Management Services

         Not applicable.

Item 33: Undertakings

     1. Registrant undertakes to suspend the offering of its shares until it amends its prospectus if (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement, or
(2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

     2.   Not applicable.

     3.   Not applicable.

     4.   Not applicable.

     5.   The Registrant undertakes that:

          a. For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

          b. For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

     6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Chicago, and State of Illinois, on the 25th day of September, 2001.


                                    NUVEEN MICHIGAN DIVIDEND
                                    ADVANTAGE MUNICIPAL FUND

                                    /s/ Gifford R. Zimmerman

                                    ________________________________________
                                    Gifford R. Zimmerman, Vice President and
                                    Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


        Signature                         Title                               Date
        ---------                         -----                               ----
/s/ Stephen D. Foy              Vice President and Controller            September 25, 2001
--------------------            (Principal Financial and
    Stephen D. Foy              Accounting Officer)

                                Chairman of the Board and
Timothy R. Schwertfeger*        Trustee (Principal Executive      By: /s/ Gifford R. Zimmerman
                                Officer)                              --------------------------
                                                                          Gifford R. Zimmerman
                                                                          Attorney-In-Fact
                                                                          September 25, 2001

Robert P. Bremner*              Trustee

Lawrence H. Brown*              Trustee

Anne E. Impellizzeri*           Trustee

Peter R. Sawers*                Trustee

William J. Schneider*           Trustee

Judith M. Stockdale*            Trustee


    *Original powers of attorney authorizing Larry W. Martin and Gifford R. Zimmerman, among others, to execute this Registration Statement, and Amendments thereto, for each of the trustees of Registrant on whose behalf this Registration Statement is filed, have been executed and filed as an exhibit.

                               INDEX TO EXHIBITS

a.   Declaration of Trust dated June 1, 1999.*
b.   By-Laws of Registrant.*
c.   None.

d.   Form of Share Certificate.*
e.   Terms and Conditions of the Dividend Reinvestment Plan.*
f.   None.

g.   Investment Management Agreement between Registrant and Nuveen
     Advisory Corp. dated August 2, 2001.*
h.1  Form of Underwriting Agreement.*
h.2  Form of Master Selected Dealer Agreement.*
h.3  Form of Master Agreement Among Underwriters.*
h.4  Form of Dealer Letter Agreement.*
i. Nuveen Open-End and Closed-End Funds Deferred Compensation Plan for Independent Directors and Trustees.*
j. Exchange Traded Fund Custody Agreement between Registrant and The Chase Manhattan Bank dated September 7, 2001.*
k.1  Shareholder Transfer Agency Agreement between Registrant and The
     Chase Manhattan Bank dated September 7, 2001.*
k.2 Expense Reimbursement Agreement between Registrant and Nuveen Advisory Corp. dated August 2, 2001.*
l.1  Opinion and consent of Bell, Boyd & Lloyd LLC.*
l.2  Opinion and consent of Bingham Dana LLP.*
l.3  Consent of Bell, Boyd & Lloyd LLC.
l.4  Consent of Bingham Dana LLP.

m.   None.
n.   Consent of Ernst & Young LLP.
o.   None.

p.   Subscription Agreement of Nuveen Advisory Corp. dated September 6, 2001.*

q.   None.
r.1  Code of Ethics of Nuveen Advisory Corp.*
r.2  Code of Ethics of Solomon Smith Barney Inc.*

s.   Powers of Attorney.
___________________

*  Previously filed.